Issued Capital and Reserves - Additional Information (Detail) £ / shares in Units, $ / shares in Units, $ in Millions														6 Months Ended		12 Months Ended
	Aug. 12, 2020 shares	Jun. 30, 2020 GBP (£) £ / shares shares	Jun. 04, 2020 GBP (£) £ / shares shares	Jun. 03, 2020 £ / shares shares	Feb. 20, 2020 GBP (£) shares £ / shares	Feb. 20, 2020 £ / shares $ / shares shares	Feb. 19, 2020 GBP (£)	Feb. 19, 2020 USD ($)	Feb. 11, 2020 GBP (£) £ / shares shares	Jun. 21, 2019 GBP (£) £ / shares shares	Dec. 31, 2018 GBP (£) £ / shares shares	Apr. 26, 2017 £ / shares shares	Jan. 01, 2017 GBP (£) £ / shares shares	Jun. 30, 2020 GBP (£) £ / shares shares	Jun. 30, 2019 GBP (£)	Dec. 31, 2019 GBP (£) shares	Apr. 23, 2019 shares
Disclosure of classes of share capital [line items]
Ordinary shares issued and allotted | shares				89,100,000
Nominal value | £ / shares				£ 0.003
Conversion of loan notes into ordinary shares amount															£ 0	£ 0
Equity component (cost of the conversion option)										£ 0
Number of options granted | shares	200,000
Nominal value of issued capital		£ 1,016,000												£ 1,016,000	294,000	£ 294,000
Exercise price, share options granted | £ / shares		£ 0.46		0.19
2019 Equity Incentive Plan [member]
Disclosure of classes of share capital [line items]
Number of options granted | shares					962,836
Exercise price, share options granted | $ / shares						$ 1.84
Weighted average fair value of options granted | £ / shares					£ 0.21
2019 Equity Incentive Plan [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Number of options granted | shares					77,000
Exercise price, share options granted | $ / shares						$ 1.84
Weighted average fair value of options granted | £ / shares					£ 0.21
Directors [member]
Disclosure of classes of share capital [line items]
Employee services accelerated charge														900,000	500,000
Novartis [member]
Disclosure of classes of share capital [line items]
Conversion of loan notes into ordinary shares amount		£ 21,660,999												£ 1,100
Bonus shares received | shares												588,532
Number of converted loans converted to ordinary shares | shares		125,061,475												125,061,475
Amount recognised on conversion and carrying value of the financial liability extinguished		£ 33,480,833												£ 33,480,833
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Ordinary shares issued and allotted | shares		125,061,475	89,144,630		12,252,715	12,252,715			11,432,925	1,936,030		1,221,361		125,061,475
Nominal value | £ / shares		£ 0.003	£ 0.003	£ 0.003	£ 0.003	$ 0.003			£ 0.003					£ 0.003
Ordinary shares price per share | £ / shares		£ 0.17	£ 0.17		£ 0.19				£ 0.20
Cash consideration			£ 15,511,166		£ 2,303,510		£ 2,300,000	$ 3	£ 2,321,738					£ 21,760,697
Shares issued as fully paid up | shares		338,713,962												338,713,962		97,959,622
Issue of share capital													£ 2,674,477	£ 722,000	80,000	£ 80,000
Proceeds From Issue Of Shares Net of Discount			13,385,976
Discount On Issue Of Shares			£ 2,125,190
Ordinary shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Ordinary shares issued and allotted | shares									2,862,595
Nominal value | £ / shares									£ 0.003
Ordinary shares price per share | £ / shares									£ 0.08
Ordinary shares [member] | OncoMed [Member]
Disclosure of classes of share capital [line items]
Fair value of Acquisition for Ordinary shares		£ 40,900,000												40,900,000
Ordinary shares [member] | OncoMed [Member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Nominal value of issued capital		100,000												100,000
Ordinary shares [member] | Novartis [member]
Disclosure of classes of share capital [line items]
Maximum shares to be issued | shares											864,988		1,453,520
Ordinary shares to be issued price per share | £ / shares										£ 1.84	£ 1.84	£ 1.84	£ 1.84
Issue of share capital											£ 1,591,578
Novartis bonus shares [member]
Disclosure of classes of share capital [line items]
Maximum shares to be issued | shares										864,988
Shareholding percentage												19.50%
Merger reserve [member] | OncoMed [Member]
Disclosure of classes of share capital [line items]
Shares issued as fully paid up | shares																	24,783,320
Merger reserve [member] | OncoMed [Member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Excess Amount Within Other Capital Reserves		£ 40,800,000												40,800,000
Capital reserve [member]
Disclosure of classes of share capital [line items]
Issue of share capital														(150,000)	£ (1,590,000)
Capital reserve [member] | Reserve of equity component of convertible instruments [member]
Disclosure of classes of share capital [line items]
Gain loss on extnguishment of financial liability														£ 33,103,739